Segment Reporting - Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Revenue	$ 765,736	$ 650,935	$ 576,354
Long-term assets	243,404	229,776
China
Segment Reporting
Revenue	518,566	443,865	374,929
Long-term assets	239,719	220,949
United States
Segment Reporting
Revenue	125,147	107,880	111,456
Long-term assets	554	348
Other foreign countries
Segment Reporting
Revenue	122,023	99,190	$ 89,969
Long-term assets	$ 3,131	$ 8,479